Common Stock (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Summary Of Reserved Shares Of Common Stock
As of each balance sheet date, the Company had reserved shares of common stock for issuance in connection with the following:

	December 31,
	2021	2020
Conversion of redeemable convertible preferred stock	—	51,518,255
Exercise of public warrants and private placement warrants	15,660,417	—
Warrants to purchase redeemable convertible and common stock preferred stock	115,875	279,329
Awards outstanding under the equity incentive plans	14,401,983	7,881,625
Awards available for future grant under the equity incentive plans	6,673,256	4,425,966
Awards available for future grant under the employee stock purchase plan	2,383,437	—

Total	39,234,968	64,105,175